Capital Stock and Changes in Capital Accounts - Dividend to common stock and Class A warrants' holder (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended	6 Months Ended
	Jun. 21, 2022	Jun. 14, 2022	Apr. 13, 2022	Apr. 01, 2022	Mar. 18, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock dividends per share declared					$ 0.05	$ 0.01
Common stock, shares issued		29,829,092		29,829,092			29,829,092	8,820,240
Common stock, shares outstanding		29,829,092		29,829,092			29,829,092	8,820,240
Payments of dividends on common stockholders and Class A warrant holders	$ 443		$ 2,215				$ 2,658
Common stock excluding Class A Warrants
Class of Stock [Line Items]
Payments of dividends on common stockholders and Class A warrant holders	299		1,491
Class A Warrants
Class of Stock [Line Items]
Cash paid to Warrant holders per share		$ 0.01		$ 0.05
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		14,474,000		14,474,000
Payments of dividends on common stockholders and Class A warrant holders	$ 144		$ 724